SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Intangible assets acquired			$ 364,000
Finite-lived intangible asset, useful life			5 years 3 months		5 years 3 months
Amortization of intangible assets	$ 18,000	$ 18,000	$ 35,000	$ 35,000	$ 74,000	$ 19,000
Impairment of intangible assets, finite-lived			0		0	0
Goodwill	$ 577,000		577,000		649,000	627,000
Goodwill, impairment loss			$ 0	$ 0	0	0
Contract with customer, liability					$ 0	$ 0
Employees severance pay liability percentage					8.33%
Antidilutive securities excluded from computation of earnings per share, amount					3,544,242	3,544,242
Finite-lived intangible asset, expected amortization, year five					$ 74,000